Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	150,000,000	150,000,000
Preferred shares, issued	23,673,403	24,170,531
Preferred shares, outstanding	23,673,403	24,170,531
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	98,622,160	96,662,928
Common shares, outstanding	98,622,160	96,662,928